RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 2,195	$ 445
Changes In Estimates	0	1,615
Unwinding Of Discount Related To Continuing Operations	151	49
Effect Of Movements In Exchange Rates	(334)	86
Balance At End Of The Year	$ 2,012	$ 2,195